Noninterest Income - Additional Information (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Other Revenues [Line Items]
Trust fees		¥ 26,000
Fees related to trust business		31,000
Trading account gains (losses)-net	[1]	64,956	¥ 235,339
Other noninterest income	[1]	48,950	¥ 33,158
Revenue from contracts with customers ("ASC 606")
Other Revenues [Line Items]
Trading account gains (losses)-net		31,000
Other noninterest income		¥ 14,000

[1]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.